Nova Fund Average Annual Total Returns - Investor Class and Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	33.15%	16.58%	15.54%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	32.81%	13.82%	14.02%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.63%	11.80%	12.26%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	32.81%	16.30%	15.27%